Operating expenses - Selling, General and Administrative, Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) factor
Disclosure Of Operating Expenses [Line Items]
Number of impacts | factor		2
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase in rent, fees, and other expenses | €	€ 1.8	€ 3.2
Increase in rent, fees, and other expenses, percentage	19.00%	49.00%